SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Computation of Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 26, 2020	Sep. 26, 2020	Jun. 27, 2020	Mar. 28, 2020	Dec. 28, 2019	Sep. 28, 2019	Jun. 29, 2019	Mar. 30, 2019	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Numerator:
Net earnings attributable to controlling interest	$ 62,952	$ 77,204	$ 66,463	$ 40,159	$ 37,736	$ 51,859	$ 54,515	$ 35,540	$ 246,778	$ 179,650	$ 148,598
Adjustment for earnings allocated to non-vested restricted common stock									(6,903)	(4,496)	(3,396)
Net earnings for calculating EPS									$ 239,875	$ 175,154	$ 145,202
Denominator:
Weighted average shares outstanding (in shares)									61,632	61,649	61,762
Adjustment for non-vested restricted common stock (in shares)									(1,724)	(1,543)	(1,411)
Shares for calculating basic EPS (in shares)									59,908	60,106	60,351
Effect of dilutive restricted common stock (in shares)									20	24	82
Shares for calculating diluted EPS (in shares)									59,928	60,130	60,433
Net earnings per share
Basic (USD per share)	$ 1.02	$ 1.25	$ 1.08	$ 0.65	$ 0.61	$ 0.84	$ 0.88	$ 0.58	$ 4.00	$ 2.91	$ 2.41
Diluted (USD per share)	$ 1.02	$ 1.25	$ 1.08	$ 0.65	$ 0.61	$ 0.84	$ 0.88	$ 0.58	$ 4.00	$ 2.91	$ 2.40